Income Taxes (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Income before Income Tax, Domestic and Foreign

Significant components of income before income taxes for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 are as follows ($ in millions):

	2012	2011	2010
United States	$581	$543	$336
Non-U.S.	49	61	62

	$630	$604	$398

Schedule of Components of Income Tax Expense (Benefit)

Significant components of the income tax provision for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 are as follows ($ in millions):

	2012	2011	2010
Current:
United States:
Federal	$170	$228	$169
State	36	33	35
Non-U.S.	8	20	16

Current income tax provision	$214	$281	$220
Deferred:
United States:
Federal	$21	$(50)	$(60)
State	(6)	—	1
Non-U.S.	7	(3)	(2)

Deferred income tax provision	22	(53)	(61)

	$236	$228	$159

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation between the actual effective tax rate on continuing operations and the statutory U.S. federal income tax rate of 35% for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 is as follows:

	2012	2011	2010
Federal statutory tax rate	35.0%	35.0%	35.0%
Increases (reductions) in taxes due to:
U.S. state income tax provision, net	3.4%	3.5%	5.9%
Non-U.S. net earnings	(0.6)%	(0.7)%	(1.9)%
Nondeductible charges	—%	0.2%	0.7%
Other	(0.3)%	(0.3)%	0.2%

Provision for income taxes	37.5%	37.7%	39.9%

Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s net deferred income tax liability as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	September 28, 2012	September 30, 2011
Deferred tax assets:
Accrued liabilities and reserves	$32	$36
Tax loss and credit carryforwards	512	1
Postretirement benefits	22	20
Deferred revenue	147	156
Other	11	65

	$724	$278

Deferred tax liabilities:
Property and equipment	(9)	(21)
Subscriber system assets	(530)	(443)
Intangible assets	(299)	(397)
Other	(1)	(18)

	$(839)	$(879)

Net deferred tax liability before valuation allowance	(115)	(601)
Valuation allowance	(2)	(1)

Net deferred tax liability	$(117)	$(602)

Schedule of Unrecognized Tax Benefits Roll Forward

A rollforward of unrecognized tax benefits as of September 28, 2012, September 30, 2011 and September 24, 2010 is as follows ($ in millions):

	2012	2011	2010
Balance as of beginning of year	$3	$5	$5
Additions based on tax positions contributed in conjunction with the Separation	85	—	—
Reductions based on tax positions related to prior years	—	(1)	—
Reductions related to settlements	—	(1)	—

Balance as of end of year	$88	$3	$5

Open Tax Years By Tax Jurisdiction	Open tax years in significant jurisdictions are as follows:

Jurisdiction	Years Open To Audit
Canada	2004 – 2012
United States	1997 – 2012